UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave.
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

Item 1. Schedule of Investments.

PERKINS DISCOVERY FUND
SCHEDULE OF INVESTMENTS at December 31, 2010 (Unaudited)
Shares		Value
	COMMON STOCKS: 87.8%
	Administrative Services: 1.2%
50,000	RCM Technologies, Inc. *	$232,000

	Ambulatory Health Care Services: 6.5%
30,000	MEDTOX Scientific, Inc. *	393,000
25,000	NovaMed, Inc. *	288,250
80,000	RadNet, Inc. *	225,600
20,000	U.S. Physical Therapy, Inc. *	396,400
		1,303,250
	Amusement, Gaming & Entertainment: 0.6%
45,000	Lakes Entertainment, Inc. *	128,250

	Chemical Manufacturing: 2.5%
150,000	AVI BioPharma, Inc. *	318,000
41,700	Dyadic International, Inc.*	88,821
50,000	Oculus Innovative Sciences, Inc. *	84,500
		491,321

	Computer & Electronic Manufacturing: 5.1%
20,000	Compellent Technologies, Inc. *	551,800
135,000	Conexant Systems, Inc. *	220,050
175,000	iCAD, Inc. *	238,000
		1,009,850

	Computer Systems Design Services: 15.3%
80,000	Computer Task Group, Inc. *	870,400
60,000	Ebix, Inc. *	1,420,200
30,000	NetScout Systems, Inc. *	690,300
50,000	Wireless Ronin Technologies, Inc. *	72,500
		3,053,400

	Diversified Financial Services: 0.3%
40,000	Swordfish Financial, Inc. *	59,600

	Electrical Equipment: 1.3%
40,000	Coleman Cable, Inc. *	251,200

	Food Manufacturing: 4.8%
10,000	Diamond Foods, Inc.	531,800
100,000	Inventure Foods, Inc. *	433,000
		964,800
	Food Services: 3.9%
15,000	California Pizza Kitchen, Inc. *	259,200
45,000	Famous Dave's of America, Inc. *	501,750
8,333	Granite City Food & Brewery Ltd. *	19,916
		780,866

	Healthcare Manufacturing: 8.8%
150,000	CardioGenesis Corp. *	42,000
40,000	Cardiovascular Systems, Inc. *	466,800
50,000	EDAP TMS SA - ADR *	282,000
15,000	Span-America Medical Systems, Inc.	226,650
50,000	Synergetics USA, Inc. *	234,500
125,000	Uroplasty, Inc. *	502,500
		1,754,450
	Insurance Carriers: 1.2%
12,500	Life Partners Holdings, Inc.	239,125

	Internet Services: 1.5%
75,000	PFSweb, Inc. *	297,000

	Mining: 1.6%
55,000	USEC, Inc. *	331,100

	Oil & Gas: 4.8%
150,000	Abraxas Petroleum Corp. *	685,500
50,000	Voyager Oil & Gas, Inc. *	270,000
		955,500
	Printing Services: 1.3%
40,000	InnerWorkings, Inc. *	262,000

	Professional, Scientific & Technical Services: 16.5%
350,000	Insignia Systems, Inc. *	2,285,500
65,000	IntegraMed America, Inc. *	561,600
100,000	Metropolitan Health Networks, Inc. *	447,000
		3,294,100

	Retailers: 5.1%
80,000	ADDvantage Technologies Group, Inc. *	251,200
90,000	Appliance Recycling Centers of America, Inc. *	306,000
55,000	U.S. Auto Parts Network, Inc. *	462,000
		1,019,200
	Software Services: 2.4%
20,000	ePlus, Inc. *	472,800

	Telecommunications: 0.5%
90,000	Broadcast International, Inc. *	108,000

	Toys & Games: 1.9%
50,000	Summer Infant, Inc. *	379,000

	Wholesalers: 0.7%
50,000	Animal Health International, Inc. *	143,500

	TOTAL COMMON STOCKS
	(Cost $12,418,020)	17,530,312

	SHORT-TERM INVESTMENTS: 12.1%
	Money Market Funds: 12.1%
524,385	Fidelity Money Market Portfolio - Select Class, 0.164% ^	524,385
943,945	Invesco Liquid Assets Portfolio - Institutional Class, 0.195% ^	943,945
946,754	Invesco Short-Term Prime Portfolio - Institutional Class, 0.159% ^	946,754
		2,415,084
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,415,084)	2,415,084

	TOTAL INVESTMENTS IN SECURITIES: 99.9%
	(Cost $14,833,104)	19,945,396
	Other Assets in Excess of Liabilities: 0.1%	17,062
	TOTAL NET ASSETS: 100.0%	$19,962,458

*	Non-income producing security.
ADR	American Depository Receipt
^	7-day yield as of December 31, 2010.

	The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows:

	Cost of investments	$14,833,104
	Gross unrealized appreciation	7,171,537
	Gross unrealized depreciation	(2,059,245)
	Net unrealized appreciation	$5,112,292

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal
	income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent
	semi-annual or annual report.

Perkins Discovery Fund
Summary of Fair Value Exposure at December 31, 2010 (Unaudited)
Perkins Discovery Fund,  (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the  asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks ^	$17,530,312	$ -	$ -	$17,530,312
Short-Term Investments ^	2,415,084	-	-	2,415,084
Total Investments in Securities	$19,945,396	$ -	$ -	$19,945,396

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Eric Falkeis
                                                 Eric Falkeis, President

Date   February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric Falkeis
                                                   Eric Falkeis, President

Date February 23, 2011

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                  Patrick J. Rudnick, Treasurer

Date February 21, 2011

* Print the name and title of each signing officer under his or her signature.